FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments And Fair Value Measurements [Abstract]
Disclosure of financial liabilities [Table Text Block]
	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$23,416	$-	$-	$-	$23,416
Lease liabilities	120	137	110	115	482
Credit facility(1)	16,881	39,683	-	-	56,564
Reclamation and closure provision(2)	-	-	-	11,158	11,158
TOTAL	$40,417	$39,820	$110	$11,273	$91,620

(1) Debt interest payments calculated based on interest rate in effect on December 31, 2022. Interest rate may vary (note 7).

(2) Estimated undiscounted cash flows.

Disclosure of detailed information about effect of changes in foreign exchange rates [Table Text Block]
	US Dollar	Mexican Peso	Total
December 31, 2022
Cash and cash equivalents	$29,502	$318	$29,820
Accounts receivable	111	8	119
Value-added taxes receivable	-	31,378	31,378
Total financial assets	29,613	31,704	61,317

Less: accounts payable and accrued liabilities	(428)	(3,010)	(3,438)
Less: debt	(49,591)	-	(49,591)
Net financial assets (liabilities)	$(20,406)	$28,694	$8,288

Disclosure of detailed information about sensitivity analysis for foreign currency risk [Table Text Block]
December 31, 2022
C$/US$exchange rate - increase/decrease 1%	$204
US$/MX$exchange rate - increase/decrease 1%	$287

Disclosure of financial instruments carrying value and fair value [Table Text Block]
	Carrying value		Fair value
	Fair value through
	profit and loss	Amortized cost	Level 1	Level 2	Level 3
December 31, 2022
Financial assets
Accounts receivable	$-	$179	$-	$-	$-

Financial liabilities
Accounts payable and accrued liabilities	(2,382)	(21,034)	-	(2,382)	-
Debt	-	(49,591)	-	-	(49,591)
Net financial instruments	$(2,382)	$(70,446)	$-	$(2,382)	$(49,591)

December 31, 2021
Financial assets
Accounts receivable	$-	$88	$-	$-	$-

Financial liabilities
Accounts payable and accrued liabilities	(1,245)	(9,140)	-	(1,245)	-
Debt	-	(87,168)	-	-	(87,168)
Net financial instruments	$(1,245)	$(96,220)	$-	$(1,245)	$(87,168)